Differences in Quoted Prices of Gold and Foreign Currency - Summary of Difference in Quoted Prices of Gold and Foreign Currency (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Difference in quoted prices of gold and foreign currency [line items]
Translation of foreign currency assets and liabilities into pesos	$ 4,098,869	$ 4,947,500	$ (292,592)
Income from foreign currency exchange	548,817	1,436,864	7,479,296
Total	$ 4,647,686	$ 6,384,364	$ 7,186,704